Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,180,247)	$ (10,181,015)	$ (13,907,669)	$ (607,371)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	185,256	8,506,151	7,406,416	(7,238,498)
Loss on impairment of asset				1,328,638
Gain on contingent liability				(450,000)
Loss on settlement of debt	227,501	54,000	82,337	1,271,329
Stock-based compensation expense	404,118	205,652	1,349,646	869,960
Depreciation and amortization	277,279	450,359	1,487,305	1,498,137
Amortization of debt discount	838,227	437,639	2,110,645	1,460,309
Bad debt		50,800	50,800	103,020
Lease liability amortization	(6,554)	(2,128)	25,910	63,984
Penalty interest			25,000
Changes in operating assets and liabilities:
Accounts receivable	99,592	(18,610)	(123,747)	(596,873)
Inventory			8,301	(8,301)
Prepaid expenses and other assets	(9,167)	242	807	(20,251)
Accounts payable and accrued liabilities	(16,901)	(70,841)	(161,104)	310,995
Deferred revenue	(231,110)	192,947	564,617	924,595
Payroll liability		(10,535)	73,923	28,870
Accrued interest	28,358	52,999	258,830	248,256
Due to related parties				137,264
Accrued consulting expense				(87,500)
Deposit		(10,496)	(10,496)
Net Cash used in Operating Activities	(383,648)	(342,836)	(758,479)	(828,437)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intellectual property			(315,000)	(269,309)
Purchase of property and equipment	(79,020)	(4,068)	(146,400)	(10,629)
Net Cash used in Investing Activities	(79,020)	(4,068)	(461,400)	(279,938)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	100,000	497,250	1,502,250	676,000
Proceeds from issuance of common stock	653,605			940,000
Proceeds from issuance of series B Preferred Stock	160,000		50,000
Finance lease payments	(21,638)	(8,225)	(73,327)	(20,284)
Proceeds from issuance of notes payable	924,581	189,615	2,147,996	215,120
Repayment of notes payable	(1,256,591)	(203,245)	(1,689,846)	(650,000)
Proceeds from related parties	65,250	83,204	299,173	12,900
Repayment to related parties	(168,262)	(160,725)	(976,257)	(371,623)
Net Cash provided by Financing Activities	456,945	397,874	1,259,989	802,113
Net change in cash	(5,723)	50,970	40,110	(306,262)
Cash, beginning of period	58,783	18,673	18,673	324,935
Cash, end of period	53,060	69,643	58,783	18,673
Supplemental cash flow information
Cash paid for interest	15,101	27,653	83,347	26,161
Cash paid for taxes
Non-cash Investing and Financing transactions:
Intangible assets acquired through issuance of accounts receivable				410,000
Intangible assets acquired through license fee payable				1,445,000
Common stock issued for purchase of intangibles			180,000	1,350,000
Settlement of stock subscriptions			1,640
Common stock issued for exercised cashless warrant			38,012
Settlement of accrued interest through issuance of convertible notes payable
Settlement of series B preferred stock through issuance of common stock	168,207
Settlement of convertible notes payable through issuance of common stock	1,523,258	427,671	3,811,434	75,000
Common stock issued in conjunction with convertible note	88,738
Resolution of derivative liability upon exercise of warrant			406,856
Resolution of derivative liability upon conversion of debt		896,839	10,548,012	3,130,000
Beneficial conversion feature			517,500
Equipment paid by capital lease		158,005	159,096	108,189
Increase in ROU asset and operating lease liability				469,016
Derivative liability recognized as debt discount	100,000	500,675	947,175	606,000
Settlement of convertible notes payable through issuance of preferred common stock	65,600
Note payable issued for settlement of License fee payable	$ 1,404,000
Cancellation of common stock				2,000
Settlement of stock subscriptions				336
Issuance of restricted stock				237
Accounts payable for purchase of intellectual property			80,000
Issuance of convertible notes for repayment of due to related party			150,000
Adjustment of reverse stock split				1,745
Reclassification of APIC and Derivative				$ 83,334